Summary of Significant Accounting Policies (Details) - Schedule of types revenue ¥ in Thousands, $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
Principal Transaction Revenue [Line Items]
Total revenue	¥ 506,528	$ 75,623	¥ 393,226	¥ 969,973	$ 144,813	¥ 758,257
Live Streaming - Consumable Virtual Items Revenue [Member]
Principal Transaction Revenue [Line Items]
Total revenue				940,768	140,453	733,166
Live Streaming - Time Based Virtual Item Revenue [Member]
Principal Transaction Revenue [Line Items]
Total revenue				14,382	2,147	17,668
Technical Services [Member]
Principal Transaction Revenue [Line Items]
Total revenue				¥ 14,823	$ 2,213	¥ 7,423